Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of prepaid expense, related parties
Name of Related Party	Relationship to the Company
Hengqin Baisheng Investment, GP	Company has significant influence over with this entity.
Guangzhou Powerbridge Blockchain Co., Ltd.	a non-controlling shareholder of Powerbridge Ningbo
Zongbo Jiang	legal representative of Guangzhou Hongqiao Blockchain Co., Ltd, which the Company has significant influence over with
Ban Lor	CEO
Stewart Lor	CFO
Hong Yu	shareholder of Zhixin
Ling Lor	wife of CEO and director of the Company
Hybridge Holding Limited	Shareholder of the Company
Guangodong Guangrui Network Technology Co., Ltd. (Guangdong Guangrui)	Company has significant influence over with this entity.

Schedule of due from related parties
	As of December 31,
	2021	2020

Hengqin Baisheng Investment, GP (1)	$-	$622,222
Guangzhou Powerbridge Blockchain Co., Ltd. (2)	132,345	129,254
Zongbo Jiang (3)	-	30,651
Ling Lor (3)	8,661	-
Ban Lor (3)	706,148	-
Stewart Lor (3)	781,284	-
Subtotal	1,628,438	782,127
Less: allowance for doubtful accounts	(132,345)	(129,254)
Due from related parties, net	$1,496,093	$652,873

Schedule of due to related party
	As of December 31,
	2021	2020

Hong Yu (1)	$108,990	$62,165
Ling Lor (1)	-	8,855
Hybridge Holding Limited (1)	109,872	-
Subtotal	$218,862	$71,020

Schedule of accounts payable-related party
	As of December 31,
	2021	2020

Guangzhou Guangrui	$734,263	$-
Subtotal	$734,263	$-

Schedule of purchase from related parties
	For the year ended
	2021	2020

Guangzhou Guangrui	$725,362	$
Subtotal	$725,362		$-